Capital Stock and Changes in Capital Accounts, Series D Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
	Jun. 30, 2023	Jun. 09, 2023	Apr. 24, 2023	Apr. 17, 2023	Feb. 08, 2023	Jan. 17, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 07, 2023	Dec. 31, 2022
Preferred Stock [Abstract]
Threshold beneficial ownership percentage							49.00%
Preferred stock, par value (in dollars per share)	$ 0.01						$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	525,930						525,930			519,172
Preferred stock, shares outstanding (in shares)	525,930						525,930			519,172
Deemed dividend upon issuance of common stock							$ 154	$ 0
Level 2 [Member]
Preferred Stock [Abstract]
Fair value of stock issued					$ 10,000
Related Party [Member] | Diana Shipping Inc [Member] | Level 2 [Member]
Preferred Stock [Abstract]
Fair value of stock issued					$ 10,000
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)	$ 1,000				$ 1,000		$ 1,000
Preferred stock, dividend rate							7.00%
Consecutive trading day period							10 days
Shares issued (in shares)					13,157
Preferred stock, par value (in dollars per share)					$ 0.01
Preferred stock, stated value (in dollars per share)					$ 1,000
Preferred stock, aggregate liquidation preference					$ 13,157
Preferred stock, shares issued (in shares)	13,739						13,739			9,172
Preferred stock, shares outstanding (in shares)	13,739			9,172		9,172	13,739			9,172
Shares redeemed (in shares)		8,590
Deemed dividend upon issuance of common stock		$ 154
Preferred stock dividend paid (in dollars per share)				$ 17.5		$ 17.5
Dividend paid				$ 327		$ 161	$ 487	0
Dividend declared per share (in dollars per share)	$ 17.5
Dividend declared	$ 240						$ 728	$ 0
Series D Preferred Stock [Member] | Level 2 [Member]
Preferred Stock [Abstract]
Fair value of stock issued					$ 10,000
Series D Preferred Stock [Member] | Diana Shipping Inc [Member]
Preferred Stock [Abstract]
Shares distributed (in shares)			4,567
Series D Preferred Stock [Member] | Related Party [Member] | Diana Shipping Inc [Member]
Preferred Stock [Abstract]
Shares issued (in shares)					13,157
Preferred stock, shares outstanding (in shares)			13,157	13,157
Series D Preferred Stock [Member] | Related Party [Member] | Diana Shipping Inc [Member] | Level 1 [Member]
Preferred Stock [Abstract]
Fair value of stock issued		$ 6,683
Series D Preferred Stock [Member] | Dividend Declared on January 17, 2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid							Jan. 17, 2023
Dividend payable, date declared							Jan. 17, 2023
Series D Preferred Stock [Member] | Dividend Declared on April 17, 2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid							Apr. 17, 2023
Dividend payable, date declared							Apr. 17, 2023
Series D Preferred Stock [Member] | Dividend Declared on June 30, 3023 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid							Jul. 17, 2023
Dividend payable, date declared							Jun. 30, 2023
Dividend payable, date of record							Jul. 14, 2023
Common Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares)							615,000	6,407
Shares issued upon redemption of preferred stock (in shares)		1,977,106					1,977,106